Prepayments and other assets - Security deposits (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Security deposits with real estate developers	¥ 171,885	¥ 55,296
Less: Allowance for doubtful accounts	(60,975)
Security deposits with real estate developers, net	110,910	55,296
Sales Commitment Arrangements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Security deposits with real estate developers	42,585
Without Sales Commitment Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Security deposits with real estate developers	¥ 129,300	¥ 55,296